Note 14 - Net Income (Loss) Per Share (Tables)	12 Months Ended
Oct. 31, 2016
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended October 31,
	2016	2015	2014
Net income (loss) attributable to OCC (numerator)	$(1,778,822)	$(4,255,665)	$684,227
Shares (denominator)	6,443,162	6,201,478	6,764,263
Basic and diluted net income (loss) per share	$(0.28)	$(0.69)	$0.10